Share capital - Additional information (Details) £ / shares in Units, £ in Millions		6 Months Ended
	Jun. 27, 2022 GBP (£) shares	Jun. 30, 2022 shares vote £ / shares	Dec. 31, 2021 £ / shares
Disclosure of classes of share capital [line items]
Cancellation of deferred shares (in shares)		324,121
Exercise of share-based payment awards (in shares)		1,574,108
Deferred Shares
Disclosure of classes of share capital [line items]
Cancellation of deferred shares (in shares)	324,121	324,121
Par value per share (GBP per share) | £ / shares		£ 0.01	£ 0.01
Exercise of share-based payment awards (in shares)		0
Payments to acquire or redeem entity's shares | £	£ 1
Voting rights, per share owned | vote		0
Ordinary shares
Disclosure of classes of share capital [line items]
Cancellation of deferred shares (in shares)		0
Par value per share (GBP per share) | £ / shares		£ 0.0005	£ 0.0005
Exercise of share-based payment awards (in shares)		1,574,108
Voting rights, per share owned | vote		1